Share capital (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share Capital Details 2Abstract
Stock-based compensation pertaining to general and administrative	$ 214,439	$ 338,717
Stock-based compensation pertaining to research and development	393,071	351,755
Total stock-based compensation expense recognized	$ 607,510	$ 690,472